Other Receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023		Jan. 01, 2023
Other Receivables [Abstract]
Receivables from related parties amount	$ 351,331	$ 88,916	[1]	$ 817,195	[1]

[1]	Amounts have been represented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).